Expense Example, No Redemption {- Fidelity Sustainable Low Duration Bond Fund} - NF_08.31 Fidelity Sustainable Low Duration Bond Fund Retail Pro-01 - Fidelity Sustainable Low Duration Bond Fund - Fidelity Sustainable Low Duration Bond Fund
Apr. 12, 2022 USD ($)
Expense Example, No Redemption:
1 Year	$ 36
3 Years	$ 119